SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Global Income Builder Fund DWS Global Income Builder VIP

The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub–heading of the “MANAGEMENT” section of each fund’s prospectus.

William Chepolis, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2005.

Thomas Schuessler, PhD., Managing Director. Portfolio Manager of the fund. Joined the fund in 2008.

John D. Ryan, Director. Portfolio Manager of the fund. Joined the fund in 2012.

Fabian Degen, Assistant Vice President. Portfolio Manager of the fund. Joined the fund in 2012.

The following information replaces the existing disclosure contained under the “MANAGEMENT” sub–heading of the “FUND DETAILS” section of each fund’s prospectus.

William Chepolis, CFA, Managing Director. Portfolio Manager of the fund. Joined the fund in 2005.

■	Joined Deutsche Asset Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank’s fixed income and foreign exchange portfolios.

■	Portfolio Manager for Retail Fixed Income: New York.

■	BIS, University of Minnesota.

Thomas Schuessler, PhD., Managing Director. Portfolio Manager of the fund. Joined the fund in 2008.

■	Joined Deutsche Asset Management in 2001 after five years at Deutsche Bank where he managed various projects and worked in the office of the Chairman of the Management Board.

■	US and Global Fund Management: Frankfurt.

■	PhD, University of Heidelberg, studies in physics and economics at University of Heidelberg and University of Utah.

John D. Ryan, Director. Portfolio Manager of the fund. Joined the fund in 2012.

■
Joined Deutsche Asset Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998–2003.

■	Over 19 years of investment industry experience.

■	BA in Economics, University of Chicago; MBA, University of Chicago.

Fabian Degen, Assistant Vice President. Portfolio Manager of the fund. Joined the fund in 2012.

■	Joined Deutsche Asset Management in 2007.

■	Portfolio manager for Value Equity: Frankfurt.

■	US and Global Fund Management: Frankfurt.

■
Bachelor of International Business Administration in Investments & Finance from International University of Applied Sciences Bad Honnef, Bonn with educational exchanges at the University of Maine (USA).

Please Retain This Supplement for Future Reference

August 15, 2012
PROSTKR-171